Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2025	Apr. 30, 2025	Apr. 01, 2025	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 46,400,000
Debt instrument, unamortized discount (premium) and debt issuance costs, net	242,936					$ 242,984
Undrawn amounts	11,258,746
Debt	46,113,492					$ 45,294,511
Unsecured
Debt Instrument [Line Items]
Undrawn amounts	9,570,000
Subordinated
Debt Instrument [Line Items]
Undrawn amounts	$ 0
4.875% Senior Unsecured Debt Due 2028 | Unsecured
Debt Instrument [Line Items]
Face amount					$ 750,000
Interest rate (in percentage)					4.875%
5.375% Senior Unsecured Debt Due 2031 | Unsecured
Debt Instrument [Line Items]
Face amount					$ 750,000
Interest rate (in percentage)					5.375%
2056 AGAT/AICDC Junior Subordinated Notes | Unsecured
Debt Instrument [Line Items]
Face amount		$ 500,000
Interest rate (in percentage)		6.50%
Spread over reference rate		2.441%
Debt, reset period, duration		5 years
2045 Junior Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Interest rate (in percentage)	6.50%
Repayments of debt	$ 500,000
Percentage of principal amount redeemed	100.00%
Unsecured Term Loan | Line of Credit | Unsecured
Debt Instrument [Line Items]
Face amount			$ 1,500,000	$ 545,000
Debt instrument, prepayment amount		$ 850,000